Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 438,703,737	$ 635,193,334
Total Other debt securities measured at cost amortized	2,687,165,137	303,225,254
Total Other debt securities	3,125,868,874	938,418,588	[1]
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	66,522,379	94,891,857
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	372,181,358	540,301,477
Total Other debt securities measured at cost amortized	2,679,527,746	207,321,169
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	7,637,391	23,896,259
BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		72,007,826
Other Government securities | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		227,696
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		415,002
Argentine government Treasury bonds in pesos adjusted by CER 3.75% - Maturity: 04-14-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		92,942,491
Argentine government Treasury bonds in pesos - Maturity: 05-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	35,411,657	76,791,745
Argentine government Treasury bonds in pesos - Maturity: 08-23-2025 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	171,366,044	97,894,556
Argentine government Treasury bonds in pesos BADLAR x0.7 - Maturity: 11-23-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		5,657,479
Argentine government Treasury bonds in pesos BADLAR x0.7 - Maturity: 11-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	8,199,587	29,152,081
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		4,792,324
US Treasury bills - Maturity: 01-18-2024 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		68,517,681
US Treasury bills - Maturity: 01-11-2024 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		26,374,176
Discount bonds in pesos 5.83% - Maturity: 12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	5,924,562	3,255,091
BCRA internal bills at benchmark exchange rate - Maturity: 10-03-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		22,007,277
BCRA internal bills at benchmark exchange rate - Maturity: 11-18-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		15,845,244
BCRA internal bills at benchmark exchange rate - Maturity: 10-19-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		8,802,914
BCRA internal bills at benchmark exchange rate - Maturity: 11-15-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		7,218,390
BCRA internal bills at benchmark exchange rate - Maturity: 08-06-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		4,929,631
BCRA internal bills at benchmark exchange rate - Maturity: 08-08-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		4,225,398
BCRA internal bills at benchmark exchange rate - Maturity: 11-13-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		3,697,224
BCRA internal bills at benchmark exchange rate - Maturity: 11-20-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		3,169,049
BCRA internal bills at benchmark exchange rate - Maturity: 10-18-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,760,582
BCRA internal bills at benchmark exchange rate - Maturity: 08-03-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		352,117
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	3,291,441	5,616,457
Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		5,181,048
Corporate bonds Vista Oil y Gas Argentina SAU C15 -Maturity: 01-20-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,807,679	4,779,528
Corporate bonds Volkswagen Financial Services C010 – Maturity: 10-12-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		4,189,179
Corporate bonds MSU SA C06 – Maturity: 11-02-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,767,156
Fiduciary debt securities Confibono Financial Trust S73 Class A - Maturity: 05-20-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,033,125
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	229,360	914,764
Argentine Government Treasury Bonds in Pesos Adjustable By CER Maturity [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,434,892,421
Debt Securities Of The Province Of Buenos Aires Variable Rate Maturity [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	10,651,154
Debt securities of the Province of Córdoba in pesos CL.4 - Maturity: 12-05-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	7,186,943
Letters of the Municipality of Córdoba Series L - Maturity: 03-16-2025 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	3,038,231
Public Title Of The Municipality Of Crdoba S01 Maturity [Member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,607,295
Fiduciary Debt Securities Financial Trust Red Surcos S033 CL.A – Maturity: 07-05-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	787,300
Fiduciary Debt Securities Secubono Financial Trust S237 CL.A – Maturity: 07-28-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	504,278
Fiduciary Debt Securities Financial Trust Payway Collection Acel S01 CL.B – Maturity: 04-15-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	17,333
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities	438,703,737	629,197,692
Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	361,931,363	428,113,929
Level 1 [member] | Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	9,482,096	8,181,938
Level 1 [member] | Argentine government US dollar bonds 1% - Maturity: 07-09-2029 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	767,899	613,316
Level 1 [member] | US Treasury bills - Maturity: 01-16-2025 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	27,831,316
Level 1 [member] | US Treasury bills - Maturity: 01-02-2025 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	20,647,700
Level 1 [member] | US Treasury bills - Maturity: 01-14-2025 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	18,043,363
Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities		$ 5,995,642
Level 2 [member] | BADLAR bonds of the municipality of Rosario - Maturity: 07-05-2026 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 249,852

[1]	See Note 3.